RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.                               RELATED PARTY TRANSACTIONS

Details of related party balances as of December 31, 2010 and 2011 and transactions for years ended December 31, 2009, 2010 and 2011 are as follows:

(1)                                 Amounts due from related party

	Amounts due from
	related party
	December 31,
	2010	2011
Amounts due from Shanghai Chuanxue Net Technology Co., Ltd (“Shanghai Chuanxue”) (i)	41	43
	41	43

(i)                                     Shanghai Chuanxue is a company majority owned by a director of the Company, who is also the chief executive officer and a beneficial owner of the Company’s ordinary shares. The balance as of December 31, 2010 and 2011 was unsecured, interest free and repayable on demand.

(2)                                 Transactions with related party

	Years ended December 31,
	2009	2010	2011
Advertising services provided by Beijing 58 City Information and Technology Co., Ltd. (“58 City”) (ii)	42	565	493
	42	565	493

(ii)                                  58 City is wholly owned by Yao Jinbo, a beneficial owner and individual ordinary shareholders of the Group. 58 City provided advertisement services to the Group.  There was no un-settled balance as of December 31, 2009, 2010 and 2011.